SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Information Relating to Options Outstanding) (Details) (2003 Option Plan and 2006 Share Incentive Plan [Member], Stock Options [Member], USD $)
12 Months Ended
Dec. 31, 2014 Years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Number of shares	3,254,444
Exercisable, Number of shares	1,994,266
US$16.165 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 16.165
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 16.165
Outstanding, Number of shares	768,400
Outstanding, Weighted-average remaining contractual life (in years)	0.21
Exercisable, Number of shares	768,400
Exercisable, Weighted-average remaining contractual life (in years)	0.21
US$22.975 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 22.975
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 22.975
Outstanding, Number of shares	105,000
Outstanding, Weighted-average remaining contractual life (in years)	0.86
Exercisable, Number of shares	105,000
Exercisable, Weighted-average remaining contractual life (in years)	0.86
US$16.355 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 16.355
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 16.355
Outstanding, Number of shares	1,159,642
Outstanding, Weighted-average remaining contractual life (in years)	1.15
Exercisable, Number of shares	780,142
Exercisable, Weighted-average remaining contractual life (in years)	1.15
US$15.615 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 15.615
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 15.615
Outstanding, Number of shares	240,250
Outstanding, Weighted-average remaining contractual life (in years)	1.85
Exercisable, Number of shares	169,500
Exercisable, Weighted-average remaining contractual life (in years)	1.85
US$15.275 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 15.275
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 15.275
Outstanding, Number of shares	40,000
Outstanding, Weighted-average remaining contractual life (in years)	2.12
Exercisable, Number of shares	20,000
Exercisable, Weighted-average remaining contractual life (in years)	2.12
US$15.340 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 15.340
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 15.340
Outstanding, Number of shares	4,500
Outstanding, Weighted-average remaining contractual life (in years)	2.16
Exercisable, Number of shares	1,500
Exercisable, Weighted-average remaining contractual life (in years)	2.16
US$13.430 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 13.430
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 13.430
Outstanding, Number of shares	249,552
Outstanding, Weighted-average remaining contractual life (in years)	2.19
Exercisable, Number of shares	94,426
Exercisable, Weighted-average remaining contractual life (in years)	2.19
US$14.640 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 14.640
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 14.640
Outstanding, Number of shares	24,000
Outstanding, Weighted-average remaining contractual life (in years)	3.00
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0
US$12.385 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 12.385
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 12.385
Outstanding, Number of shares	345,550
Outstanding, Weighted-average remaining contractual life (in years)	3.29
Exercisable, Number of shares	48,548
Exercisable, Weighted-average remaining contractual life (in years)	3.29
US$14.915 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 14.915
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 14.915
Outstanding, Number of shares	9,000
Outstanding, Weighted-average remaining contractual life (in years)	3.44
Exercisable, Number of shares	2,250
Exercisable, Weighted-average remaining contractual life (in years)	3.44
US$14.735 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 14.735
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 14.735
Outstanding, Number of shares	12,000
Outstanding, Weighted-average remaining contractual life (in years)	3.46
Exercisable, Number of shares	3,000
Exercisable, Weighted-average remaining contractual life (in years)	3.46
US$18.470 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 18.470
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 18.470
Outstanding, Number of shares	6,000
Outstanding, Weighted-average remaining contractual life (in years)	3.81
Exercisable, Number of shares	1,500
Exercisable, Weighted-average remaining contractual life (in years)	3.81
US$14.950 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 14.950
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 14.950
Outstanding, Number of shares	254,550
Outstanding, Weighted-average remaining contractual life (in years)	4.21
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0
US$17.160 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 17.160
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 17.160
Outstanding, Number of shares	36,000
Outstanding, Weighted-average remaining contractual life (in years)	4.65
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0